Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business segment information
Net revenue		¥ 4,246,200	¥ 4,364,500	¥ 3,863,400
Net interest income		2,261,374	2,231,461	1,961,311
Operating expenses		2,695,200	2,701,100	2,400,000
Operating profit (loss)		1,551,000	1,663,400	1,463,400
BTMU and MUTB [Member]
Business segment information
Net revenue		2,388,800	2,474,500	2,286,700
Net interest income		1,319,300	1,401,000	1,307,800
Net fees		693,700	697,900	646,100
Other		375,800	375,600	332,800
Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	1,857,400	1,890,000	1,576,700
Business Segment [Member] | Retail Banking Business Group [Member]
Business segment information
Net revenue		1,259,200	1,299,400	1,283,600
Operating expenses		972,600	958,800	952,200
Operating profit (loss)		286,600	340,600	331,400
Business Segment [Member] | Retail Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		534,900	577,500	573,700
Net interest income		355,700	374,900	403,500
Net fees		171,800	190,700	161,900
Other		7,400	11,900	8,300
Business Segment [Member] | Retail Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	724,300	721,900	709,900
Business Segment [Member] | Corporate Banking Business Group [Member]
Business segment information
Net revenue		911,200	949,300	912,500
Operating expenses		450,900	454,500	444,600
Operating profit (loss)		460,300	494,800	467,900
Business Segment [Member] | Corporate Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		769,400	818,100	786,900
Net interest income		321,200	349,400	359,900
Net fees		369,800	375,400	338,900
Other		78,400	93,300	88,100
Business Segment [Member] | Corporate Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	141,800	131,200	125,600
Business Segment [Member] | Trust Assets Business Group [Member]
Business segment information
Net revenue		172,200	171,500	159,000
Operating expenses		102,000	103,200	95,400
Operating profit (loss)		70,200	68,300	63,600
Business Segment [Member] | Trust Assets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		74,300	71,000	66,100
Net fees		74,300	71,000	66,100
Business Segment [Member] | Trust Assets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	97,900	100,500	92,900
Business Segment [Member] | Global Business Group [Member]
Business segment information
Net revenue		1,279,200	1,294,300	916,400
Operating expenses		815,000	794,700	559,800
Operating profit (loss)		464,200	499,600	356,600
Business Segment [Member] | Global Business Group [Member] | Other than MUAH/Krungsri [Member]
Business segment information
Net revenue		579,700	611,600	540,500
Operating expenses		365,800	365,000	292,900
Operating profit (loss)		213,900	246,600	247,600
Business Segment [Member] | Global Business Group [Member] | MUAH [Member]
Business segment information
Net revenue		437,900	442,400	375,900
Operating expenses		318,000	306,000	266,900
Operating profit (loss)		119,900	136,400	109,000
Business Segment [Member] | Global Business Group [Member] | Krungsri [Member]
Business segment information
Net revenue	[2]	261,600	240,300
Operating expenses	[2]	131,200	123,700
Operating profit (loss)	[2]	130,400	116,600
Business Segment [Member] | Global Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		449,200	480,900	419,900
Net interest income		209,700	236,100	212,200
Net fees		187,100	190,600	164,700
Other		52,400	54,200	43,000
Business Segment [Member] | Global Business Group [Member] | BTMU and MUTB [Member] | Other than MUAH/Krungsri [Member]
Business segment information
Net revenue		449,200	480,900	419,900
Net interest income		209,700	236,100	212,200
Net fees		187,100	190,600	164,700
Other		52,400	54,200	43,000
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	830,000	813,400	496,500
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member] | Other than MUAH/Krungsri [Member]
Business segment information
Net revenue	[1]	130,500	130,700	120,600
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member] | MUAH [Member]
Business segment information
Net revenue	[1]	437,900	442,400	375,900
Business Segment [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member] | Krungsri [Member]
Business segment information
Net revenue	[1],[2]	261,600	240,300
Business Segment [Member] | Global Business Group [Member] | BTMU Bangkok Branch [Member]
Business segment information
Net revenue			21,900
Operating expenses			7,500
Operating profit (loss)			14,400
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		633,800	661,700	604,700
Operating expenses		207,100	204,400	185,000
Operating profit (loss)		426,700	457,300	419,700
Business Segment [Member] | Global Markets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		453,000	496,300	440,000
Net interest income		248,300	276,700	243,900
Net fees		(23,900)	(34,800)	(23,200)
Other		228,600	254,400	219,300
Business Segment [Member] | Global Markets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	180,800	165,400	164,700
Business Segment, Other [Member]
Business segment information
Net revenue		(9,400)	(11,700)	(12,800)
Operating expenses		147,600	185,500	163,000
Operating profit (loss)		(157,000)	(197,200)	(175,800)
Business Segment, Other [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		108,000	30,700	100
Net interest income		184,400	163,900	88,300
Net fees		(85,400)	(95,000)	(62,300)
Other		9,000	(38,200)	(25,900)
Business Segment, Other [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	¥ (117,400)	¥ (42,400)	¥ (12,900)

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.
[2]	In January 2015, the MUFG Group integrated the former BTMU Bangkok branch with Krungsri. In the above table, the net revenue, operating expenses and operating profit of the former BTMU Bangkok branch for the fiscal year ended March 31, 2015 are included in the Global Business Group, but not in Krungsri. The net revenue, operating expenses and operating profit of the former BTMU Bangkok branch were ¥21.9 billion, ¥7.5 billion and ¥14.4 billion for the fiscal year ended March 31, 2015, respectively.